COMMITMENTS AND CONTINGENCIES (Details)																																			3 Months Ended	12 Months Ended
	Jan. 05, 2018 $ / shares shares	Dec. 29, 2017 $ / shares shares	Dec. 22, 2017 shares	Nov. 24, 2017 shares	Nov. 08, 2017 shares	Nov. 06, 2017 $ / shares shares	Nov. 03, 2017 $ / shares shares	Oct. 11, 2017 $ / shares shares	Sep. 18, 2017 $ / shares shares	Aug. 18, 2017 $ / shares shares	Jul. 14, 2017	Jul. 13, 2017 $ / shares shares	Jun. 30, 2017 $ / shares shares	Jun. 20, 2017 $ / shares shares	May 17, 2017 $ / shares shares	May 05, 2017 $ / shares shares	Apr. 06, 2017 $ / shares shares	Mar. 31, 2017 $ / shares shares	Mar. 15, 2017 $ / shares shares	Mar. 10, 2017 $ / shares shares	Feb. 10, 2017 $ / shares shares	Feb. 09, 2017 $ / shares shares	Feb. 08, 2017 shares	Dec. 29, 2016 shares	Dec. 22, 2016 $ / shares shares	Dec. 16, 2016 $ / shares shares	Nov. 23, 2016 $ / shares shares	Oct. 28, 2016 $ / shares shares	Apr. 29, 2016 $ / shares shares	Apr. 19, 2016 $ / shares shares	Apr. 01, 2016 $ / shares shares	Mar. 09, 2016 $ / shares shares	Feb. 09, 2016 $ / shares shares	Jul. 15, 2014 USD ($) $ / shares shares	Mar. 31, 2018 $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 shares
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Agreement Term																			10 years
Class of Warrant or Rights, Granted																																			700,000	4,479,974	2,049,504
Number of Directors											8
Qualified Financing Amoun (in Dollars) | $																																		$ 3,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			105,898	300,000	475,000																		130,000	5,000	150,000										50,000	1,680,898	905,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years	10 years	10 years																		10 years	10 years	10 years
Chief Executive Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Deferred Compensation Arrangement with Individual, Requisite Service Period																																		3 years
Chief Executive Officer [Member] | Employee Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																																		1,265,769
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share) | $ / shares																																		$ 2.21
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																																		10 years
Signing Bonus [Member] | Chief Executive Officer [Member] | Employee Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Other Commitment (in Dollars) | $																																		$ 30,000
Warrants at $1.50 [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Class of Warrant or Rights, Granted	100,000	230,334				206,668	780,506	193,334	51,668	175,500		133,501	108,334	10,000	186,957	6,667	288,300	157,250	630,000	197,159	300,628	45,001			115,000	456,668	50,002	173,284	96,256	17,996	18,040	12,000	6,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 1.50	$ 1.50				$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50		$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50			$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50		$ 1.50	$ 1.50
Minimum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Royalty Percentage of Net Sales																			1.00%
Minimum [Member] | Annual Salary [Member] | Chief Executive Officer [Member] | Employee Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Other Commitment (in Dollars) | $																																		$ 275,000
Maximum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Royalty Percentage of Net Sales																			2.00%
Share-based Compensation Award, Tranche One [Member] | Chief Executive Officer [Member] | Employee Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																		542,473
Share-based Compensation Award, Tranche One [Member] | Options Vesting in Eleven Equal Installments [Member] | Chief Executive Officer [Member] | Employee Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares																																		45,206
Share-based Compensation Award, Tranche One [Member] | Final Installment of Vested Options [Member] | Chief Executive Officer [Member] | Employee Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares																																		45,207
Share-based Compensation Award, Tranche Two [Member] | Chief Executive Officer [Member] | Employee Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares																																		180,824
Share-based Compensation Award, Tranche Three [Member] | Chief Executive Officer [Member] | Employee Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares																																		180,824
Share-based Compensation Award, Tranche Four [Member] | Chief Executive Officer [Member] | Employee Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares																																		180,824
Share-based Compensation Award, Tranche Five [Member] | Chief Executive Officer [Member] | Employee Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares																																		180,824
Stock Value Outstanding (in Dollars) | $																																		$ 150,000,000
Parking Space Leases [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals (in Dollars) | $																																				$ 978